Notes Payable (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014
Debt Disclosure [Abstract]
Shares issued in settlement of debt	17,819,004
Value of shares issued	$ 11,225,973	$ 17,237,343
Recorded loss on settlement of debt	7,764,755
Promissory notes issued	$ 65,000
Warrants issued in connection with promissory note	260,000
Promissory note, interest rate		8.00%
Promissory note, maturity date	Aug. 31, 2014